Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues:
Total revenues	$ 5,609,615	$ 5,200,138
Cost of goods sold	(5,129,025)	(3,157,996)
Gross profit	480,590	2,042,142
Operating expenses:
Consulting fees	3,214,453	619,108
General and administrative expenses	2,038,392	1,138,266
Personnel expenses	1,351,648	1,195,958
Sales and marketing expenses	546,196	416,596
Operating lease expense	434,880	303,869
Licensing fees	1,086
Depreciation expense	25,907	9,467
Total operating expenses	7,612,562	3,683,264
Loss from operations	(7,131,972)	(1,641,122)
Other income (expenses):
Gain on change in fair value of derivative liability	66,754	2,024,942
Loss on extinguishment of warrants		(285,346)
Financing cost	(800,000)	(600,000)
Unrealized loss on investments in fund	(39,910)
Realized gain on investments		50,675
Unrealized loss on change in fair value of digital assets	(2,819,151)
Realized loss on change in fair value of digital assets	(2,974,088)
Loss on extinguishment of debts	(4,818,933)
Gain on fair value of convertible notes	3,681,139
Loss on issuance of derivative and common stock	(1,510,307)
Staking reward income	94,633
Other income, net	8,753	44
Interest income	171,909	215,586
Interest expense	(1,204,645)	(114,006)
Total other (expenses) incomes, net	(10,143,846)	1,291,895
Loss before taxes	(17,275,818)	(349,227)
Income tax expense		333,497
Net loss	(17,275,818)	(682,724)
Foreign currency translation adjustment	(98,424)	3,518
Comprehensive loss	$ (17,374,242)	$ (679,206)
Basic loss per share on net loss	$ (1,013.18)	$ (2,421.01)
Diluted loss per share on net loss	$ (1,013.18)	$ (2,421.01)
Weighted average shares outstanding - basic	17,051	282
Weighted average shares outstanding - diluted	17,051	282
Merchandise Revenue [Member]
Revenues:
Total revenues	$ 5,609,615	$ 5,200,138